Business Combinations - Additional Information (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2026 CHF (SFr)	Jan. 31, 2026 CAD ($)	Jul. 01, 2025	Jan. 31, 2025 CAD ($)
Disclosure of detailed information about business combination [line items]
Fair Value of Contingent Consideration Business Combination			$ 23.7		$ 0.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 0.8
Smart scale Newco AG [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Fair Value of Contingent Consideration Business Combination		SFr 13.5	$ 23.7